F/m FUNDS TRUST

F/m Investments Large Cap Focused Fund (the “Fund”)

Supplement dated September 9, 2021 to the Prospectus and Statement of Additional Information (“SAI”) dated September 9, 2021

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Important Notice

Investor Class and Institutional Class shares of the Fund are not currently available for purchase.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE